Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds — 94.8%

Alabama — 1.0%
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000% , due 7/1/32	$600,000	$785,412
Alaska — 0.2%
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000% , due 6/1/28	100,000	117,181
Arizona — 3.6%
Arizona Industrial Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/36	250,000	300,017
5.000%, due 11/1/31	550,000	701,129
Series A Insured: BAM
5.000%, due 6/1/31	300,000	378,498
5.000%, due 6/1/32	325,000	406,647
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	611,415
Maricopa County Industrial Development Authority, Revenue Bonds
Series C
5.000%, due 7/1/37	300,000	363,483
		2,761,189
Arkansas — 0.6%
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000% , due 11/1/34	400,000	468,176
California — 6.0%
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
0.470%, due 8/1/23(a)	300,000	296,508
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	492,268
Chaffey Joint Union High School District, General Obligation Bonds
Series B
1.140%, due 8/1/34(a)	320,000	200,701
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	250,000	296,742
Imperial Community College District, General Obligation Bonds
Insured: AGC
1.940%, due 8/1/37(a)	400,000	291,036
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.390%, due 8/1/31(a)	150,000	116,896
1.590%, due 8/1/33(a)	35,000	24,713
Lake Elsinore School Financing Authority, Special Tax
Insured: BAM
5.000%, due 10/1/33	250,000	327,218
Ripon Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 11/1/28	600,000	737,430
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	638,529
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
0.960%, due 7/1/24(a)	305,000	295,139
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	591,200
West Sacramento Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/31	250,000	297,703
Westminster School District, General Obligation Bonds
Series B Insured: BAM
0.400%, due 8/1/48(a)	100,000	17,728
		4,623,811
Colorado — 2.4%
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/34	200,000	247,844
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
5.000%, due 8/1/34	75,000	95,508
5.000%, due 8/1/35	105,000	133,351
Series A-2
5.000%, due 8/1/32	110,000	141,127
5.000%, due 8/1/33	90,000	114,945
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/36	500,000	610,715
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	506,001
		1,849,491
Connecticut — 5.1%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	726,348
City of Hartford CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/30	100,000	108,752
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	600,000	776,514
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/28	220,000	259,514
4.000%, due 3/15/29	200,000	238,122
4.000%, due 3/15/30	125,000	149,735

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series I-1
5.000%, due 7/1/33	$350,000	$422,321
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	601,125
Town of Windham CT, General Obligation Bonds
Series A Insured: BAM
4.000%, due 8/15/32	500,000	621,125
		3,903,556
Florida — 3.2%
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/34	500,000	611,670
4.000%, due 10/1/39	400,000	481,716
Florida Development Finance Corp., Revenue Bonds
Series A
4.000%, due 7/1/24	200,000	218,752
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	500,000	616,065
State of Florida, General Obligation Bonds
Series C
4.000%, due 6/1/30	500,000	524,300
		2,452,503
Georgia — 0.8%
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000% , due 1/1/38	500,000	626,220
Guam — 0.7%
Guam Government Waterworks Authority, Revenue Bonds
5.250% , due 7/1/33	500,000	560,255
Idaho — 0.1%
Boise State University, Revenue Bonds
Series A
4.000% , due 4/1/21	100,000	100,565
Illinois — 16.0%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/27	500,000	636,080
Chicago O'Hare International Airport, Revenue Bonds
Series C
5.000%, due 1/1/28	100,000	121,089
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	277,405
Series E Insured: BAM
4.000%, due 11/15/31	500,000	607,215
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	600,000	722,352
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds
Insured: AGM
0.860%, due 2/1/26(a)	450,000	431,010
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	390,650
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds
Series C Insured: BAM
4.000%, due 10/1/29	455,000	552,907
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/30	500,000	653,920
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series C Insured: AGM
5.000%, due 6/1/29	500,000	663,635
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	633,180
South Sangamon Water Commission, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/33	500,000	590,020
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	184,323
4.000%, due 4/15/33	250,000	306,500
State of Illinois, General Obligation Bonds
Series A Insured: AGM
4.125%, due 4/1/33	550,000	573,441
Series D
5.000%, due 11/1/28	250,000	298,375
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	503,920
Insured: BAM
4.250%, due 6/15/30	500,000	504,760
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/26	230,000	248,945
5.000%, due 1/1/30	450,000	566,298
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	517,242
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	573,670
Village of Mundelein IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/39	100,000	118,376
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/23	135,000	141,290

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: MAC
3.500%, due 1/1/26	$840,000	$901,874
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/35	500,000	589,195
		12,307,672
Indiana — 0.4%
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000% , due 7/15/35	225,000	293,566
Iowa — 0.6%
Iowa State University of Science & Technology, Revenue Bonds
Series I.S.U. 2020 Insured: BAM
5.000% , due 7/1/22	400,000	427,096
Kentucky — 1.4%
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 7/1/28	335,000	390,188
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	82,594
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	602,780
		1,075,562
Louisiana — 3.7%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	131,320
5.000%, due 10/1/23	205,000	226,135
5.000%, due 10/1/29	290,000	361,360
City of Plaquemine LA, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/25	475,000	525,151
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	126,690
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	600,000	734,784
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	620,000	757,888
		2,863,328
Maine — 0.2%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000% , due 12/1/26	155,000	187,555
Massachusetts — 0.4%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500% , due 1/1/25	250,000	297,405
Michigan — 2.5%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/28	400,000	512,564
Series B
5.000%, due 7/1/25	415,000	495,286
Michigan Finance Authority, Revenue Bonds
Series A
5.000%, due 2/15/34	235,000	301,343
Series A Class 1
4.000%, due 6/1/34	500,000	613,780
		1,922,973
Montana — 1.1%
City of Bozeman MT, Tax Allocation
Insured: AGM
4.000%, due 7/1/28	170,000	202,006
4.000%, due 7/1/30	175,000	212,060
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	429,165
		843,231
Nebraska — 0.9%
Central Plains Energy Project, Revenue Bonds
5.000% , due 3/1/50(b)	600,000	674,802
Nevada — 0.4%
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.000% , due 7/1/43	250,000	299,485
New Hampshire — 1.0%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000% , due 4/1/30	675,000	747,583
New Jersey — 7.1%
City of Newark NJ, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/1/25	600,000	718,044
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	468,846
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	560,470
Series F Insured: BAM
5.000%, due 7/1/25	300,000	360,900
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series E Insured: HUD
1.500%, due 9/1/22(b)	500,000	503,390

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A
1.330%, due 12/15/26(a)	$650,000	$601,426
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.801% (1-Month LIBOR + 0.70%), due 1/1/24(b)	1,000,000	1,004,440
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	602,825
State of New Jersey, General Obligation Bonds
Series A
5.000%, due 6/1/29	500,000	655,675
		5,476,016
New York — 13.2%
City of Plattsburgh NY, General Obligation Bonds
Series A Insured: AGM
5.000%, due 6/15/26	495,000	604,083
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/32	250,000	300,180
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	447,654
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	589,235
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	573,355
Series C
5.000%, due 11/15/38	250,000	268,415
5.000%, due 11/15/42	500,000	536,595
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	574,665
Series A
4.000%, due 12/1/36	375,000	443,415
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3
5.000%, due 7/15/33	150,000	191,379
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
2.180%, due 11/15/33(a)	500,000	379,085
New York Liberty Development Corp., Revenue Bonds
Class 1
2.450%, due 9/15/69	500,000	502,885
New York State Dormitory Authority, Revenue Bonds
Series A
5.000%, due 10/1/23	850,000	948,609
Series A Insured: AGM
5.000%, due 10/1/33	500,000	639,955

New York State Thruway Authority, Revenue Bonds
Series J
4.125%, due 1/1/31	200,000	218,680
New York State Urban Development Corp., Revenue Bonds
Series A
5.000%, due 3/15/36	500,000	665,785
Series C
4.000%, due 3/15/37	400,000	485,532
New York Transportation Development Corp., Revenue Bonds
Series C
5.000%, due 12/1/27	150,000	189,915
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	469,912
Series 197
5.000%, due 11/15/34	100,000	122,633
5.000%, due 11/15/35	100,000	122,381
Rensselaer City School District, Certificates of Participation
Insured: AGM
5.000%, due 6/1/27	250,000	307,268
Town of Oyster Bay NY, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/23	500,000	550,790
		10,132,406
North Carolina — 0.7%
North Carolina Turnpike Authority, Revenue Bonds
5.000% , due 2/1/24	500,000	568,440
Pennsylvania — 7.3%
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
2.040%, due 11/15/37(a)	750,000	466,620
City of Philadelphia PA Airport Revenue, Revenue Bonds
Series A
4.000%, due 7/1/35	500,000	595,025
Coatesville Area School District Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/21	310,000	321,228
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	288,407
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/24	240,000	271,646
North Pocono School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 9/15/32	250,000	305,135
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	531,972

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
0.759% (3-Month LIBOR + 0.60%), due 7/1/27(b)	$185,000	$183,209
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	721,754
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
5.000%, due 2/1/31	250,000	328,023
Spring Cove School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/15/22	500,000	532,280
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/36	255,000	284,756
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds
Insured: BAM
4.000%, due 9/15/23	250,000	273,345
Williamsport Sanitary Authority, Revenue Bonds
Insured: BAM
5.000%, due 1/1/30	370,000	488,382
		5,591,782
Puerto Rico — 0.8%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	470,000	494,962
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,600
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,328
		580,890
Rhode Island — 1.2%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	316,120
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	577,255
		893,375
South Carolina — 0.2%
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000% , due 12/1/36	100,000	123,677

Texas — 6.2%
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AMBAC
0.510%, due 8/15/26(a)	750,000	729,210
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Insured: AGM
0.520%, due 12/1/25(a)	465,000	453,482
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series B Insured: AGM
0.830%, due 9/1/22(a)	140,000	138,179
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	292,155
Fort Bend County Municipal Utility District No 215, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/24	125,000	140,077
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	416,325
4.000%, due 9/1/33	370,000	438,124
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	270,735
5.000%, due 12/15/23	250,000	281,840
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
Series A
4.000%, due 6/30/32	500,000	608,450
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	576,430
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	360,000	403,823
		4,748,830
Utah — 1.7%
Salt Lake City Corp Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/27	275,000	345,920
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	630,755
Utah Charter School Finance Authority, Revenue Bonds
Insured: UT CSCE
4.000%, due 4/15/40	250,000	292,405
		1,269,080
Virginia — 0.2%
Norfolk Airport Authority, Revenue Bonds
5.000% , due 7/1/28	150,000	188,437

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington — 2.5%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	$535,000	$619,113
Washington Health Care Facilities Authority, Revenue Bonds
Series B
5.000%, due 10/1/38	500,000	656,840
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	601,570
		1,877,523
West Virginia — 0.3%
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
4.000% , due 12/1/34	200,000	245,486

Wisconsin — 1.1%
City of Racine WI Waterworks System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 9/1/30	230,000	289,598
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	425,000	549,916
		839,514
Total Municipal Bonds (Cost $69,586,053)		72,724,073

	Shares	Value
Short-Term Investment — 6.2%

Money Market Fund — 6.2%

Fidelity Investments Money Market Treasury Only Class I, 0.01%(c)
(Cost $4,752,485)	4,752,485	4,752,485
Total Investments — 101.0%
(Cost $74,338,538)		77,476,558
Other Assets and Liabilities, Net — (1.0)%		(779,152)
Net Assets — 100.0%		$76,697,406

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2021.
(c)	Reflects the 7-day yield at January 31, 2021.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
HUD	- Housing and Urban Development Section 8.
LIBOR	- London InterBank Offered Rate
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
ST INTERCEPT	- State Tax Intercept
UT CSCE	- Utah Charter School Credit Enhancement

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$–	$72,724,073	$–	$72,724,073
Short-Term Investment:
Money Market Fund	4,752,485	–	–	4,752,485
Total Investments in Securities	$4,752,485	$72,724,073	$–	$77,476,558

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.